Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 73
3 years	236
5 years	416
10 years	$ 936